Pacer Metaurus US Large Cap Dividend Multiplier 400 ETF
Schedule of Investments
January 31, 2026 (Unaudited)

COMMON STOCKS - 87.6%	Shares	Value
Communication Services - 9.8%
Alphabet, Inc. - Class A	126,787	$42,854,006
Alphabet, Inc. - Class C	101,351	34,310,354
AT&T, Inc.	154,513	4,049,786
Charter Communications, Inc. - Class A (a)(b)	1,893	390,185
Comcast Corp. - Class A	79,204	2,356,319
Electronic Arts, Inc.	4,880	995,130
Fox Corp. - Class A	4,540	330,421
Fox Corp. - Class B	3,204	210,086
Live Nation Entertainment, Inc. (a)	3,440	500,348
Match Group, Inc.	5,125	159,644
Meta Platforms, Inc. - Class A	47,464	34,007,956
Netflix, Inc. (a)	92,356	7,710,802
News Corp. - Class A	8,153	220,376
News Corp. - Class B	2,677	83,255
Omnicom Group, Inc.	6,946	535,120
Paramount Skydance Corp. (b)	6,773	75,925
Take-Two Interactive Software, Inc. (a)	3,773	831,192
TKO Group Holdings, Inc. (b)	1,435	290,702
T-Mobile US, Inc.	10,472	2,065,183
Trade Desk, Inc. - Class A (a)	9,579	290,531
Verizon Communications, Inc.	91,879	4,090,453
Walt Disney Co.	38,892	4,387,018
Warner Bros Discovery, Inc. (a)	53,976	1,486,499
		142,231,291

Consumer Discretionary - 9.3%
Airbnb, Inc. - Class A (a)	9,262	1,198,225
Amazon.com, Inc. (a)	212,022	50,736,865
Aptiv PLC (a)	4,703	356,252
AutoZone, Inc. (a)	351	1,300,206
Best Buy Co., Inc.	4,231	275,438
Booking Holdings, Inc.	681	3,406,253
Carnival Corp. (a)	23,666	710,453
Carvana Co. (a)	3,057	1,226,193
Chipotle Mexican Grill, Inc. (a)	28,799	1,119,417
Darden Restaurants, Inc. (b)	2,526	503,558
Deckers Outdoor Corp. (a)	3,148	375,682
Domino's Pizza, Inc.	656	269,176
DoorDash, Inc. - Class A (a)	8,140	1,665,607
DR Horton, Inc.	5,959	886,938
eBay, Inc.	9,826	896,328
Expedia Group, Inc.	2,541	672,958
Ford Motor Co.	85,275	1,183,617
Garmin Ltd.	3,558	717,435
General Motors Co. (b)	20,331	1,707,804
Genuine Parts Co.	3,008	418,082
Hasbro, Inc.	2,886	257,749
Hilton Worldwide Holdings, Inc.	5,049	1,507,177
Home Depot, Inc.	21,686	8,123,359
Las Vegas Sands Corp.	6,600	348,018
Lennar Corp. - Class A (b)	4,696	513,508
Lowe's Cos., Inc.	12,194	3,256,530
Lululemon Athletica, Inc. (a)	2,349	409,901
Marriott International, Inc. - Class A	4,844	1,527,313
McDonald's Corp.	15,495	4,880,925
MGM Resorts International (a)(b)	4,437	148,817
NIKE, Inc. - Class B	25,921	1,602,177
Norwegian Cruise Line Holdings Ltd. (a)	9,894	217,272
NVR, Inc. (a)	60	458,144
O'Reilly Automotive, Inc. (a)	18,386	1,809,366
Pool Corp.	692	175,830
PulteGroup, Inc.	4,221	528,005
Ralph Lauren Corp.	819	289,443
Ross Stores, Inc.	7,078	1,335,265
Royal Caribbean Cruises Ltd. (b)	5,496	1,784,276
Starbucks Corp.	24,780	2,278,521
Tapestry, Inc.	4,427	561,831
Tesla Motors, Inc. (a)	61,232	26,354,865
TJX Cos., Inc.	24,239	3,631,245
Tractor Supply Co. (b)	11,509	585,578
Ulta Beauty, Inc. (a)	947	613,050
Williams-Sonoma, Inc.	2,642	540,685
Wynn Resorts Ltd.	1,818	195,344
Yum! Brands, Inc.	6,039	939,064
		134,499,745

Consumer Staples - 4.5%
Altria Group, Inc.	36,571	2,267,036
Archer-Daniels-Midland Co.	10,464	704,332
Brown-Forman Corp. - Class B (b)	3,824	104,663
Bunge Global SA	2,928	333,441
Campbell's Co.	4,254	119,027
Church & Dwight Co., Inc.	5,211	501,559
Clorox Co.	2,646	298,442
Coca-Cola Co.	84,349	6,310,149
Colgate-Palmolive Co.	17,548	1,584,409
Conagra Brands, Inc.	10,417	192,819
Constellation Brands, Inc. - Class A	3,047	477,465
Costco Wholesale Corp. (b)	9,639	9,063,070
Dollar General Corp.	4,788	686,743
Dollar Tree, Inc. (a)	4,111	483,412
Estee Lauder Cos., Inc. - Class A	5,332	614,673
General Mills, Inc.	11,615	537,310
Hershey Co.	3,199	623,005
Hormel Foods Corp.	6,331	155,806
J M Smucker Co.	2,323	243,590
Kenvue, Inc.	41,754	726,520
Keurig Dr Pepper, Inc.	29,601	812,251
Kimberly-Clark Corp.	7,218	721,728
Kroger Co.	13,260	833,391
Lamb Weston Holdings, Inc. (b)	3,013	138,387
McCormick & Co., Inc.	5,488	339,323
Molson Coors Beverage Co. - Class B	3,680	176,787
Mondelez International, Inc. - Class A	28,090	1,642,422
Monster Beverage Corp. (a)	15,517	1,253,153
PepsiCo, Inc.	29,786	4,576,023
Philip Morris International, Inc.	33,924	6,087,322
Procter & Gamble Co.	50,923	7,728,584
Sysco Corp.	10,428	874,388
Target Corp.	9,876	1,041,622
The Kraft Heinz Co.	18,558	440,567
Tyson Foods, Inc. - Class A	6,152	401,910
Walmart, Inc.	95,546	11,383,350
		64,478,679

Energy - 2.8%
APA Corp.	7,700	203,357
Baker Hughes Co.	21,504	1,205,084
Chevron Corp.	41,231	7,293,764
ConocoPhillips	26,901	2,803,891
Coterra Energy, Inc.	16,569	478,016
Devon Energy Corp.	13,668	549,590
Diamondback Energy, Inc.	4,038	662,030
EOG Resources, Inc.	11,809	1,324,143
EQT Corp.	13,599	785,070
Expand Energy Corp.	5,170	581,160
Exxon Mobil Corp.	91,895	12,993,953
Halliburton Co.	18,334	614,556
Kinder Morgan, Inc.	42,640	1,300,094
Marathon Petroleum Corp.	6,523	1,149,287
Occidental Petroleum Corp.	15,643	710,036
ONEOK, Inc.	13,708	1,085,536
Phillips 66	8,754	1,256,724
SLB Ltd.	32,529	1,573,753
Targa Resources Corp. (b)	4,673	939,180
Texas Pacific Land Corp.	1,254	436,843
Valero Energy Corp.	6,616	1,200,341
Williams Cos., Inc.	26,595	1,788,780
		40,935,188

Financials - 11.5%
Aflac, Inc.	10,277	1,140,233
Allstate Corp.	5,701	1,134,442
American Express Co.	11,697	4,119,332
American International Group, Inc.	11,745	879,466
Ameriprise Financial, Inc.	1,997	1,052,798
Aon PLC - Class A	4,679	1,635,966
Apollo Global Management, Inc. (b)	10,086	1,356,970
Arch Capital Group Ltd. (a)	7,836	752,569
Ares Management Corp. - Class A	4,456	666,930
Arthur J Gallagher & Co.	5,563	1,387,245
Assurant, Inc.	1,058	251,942
Bank of America Corp.	146,430	7,790,076
Bank of New York Mellon Corp.	15,182	1,820,625
Berkshire Hathaway, Inc. - Class B (a)	39,951	19,197,654
Blackrock, Inc.	3,117	3,487,736
Blackstone, Inc.	16,085	2,290,826
Block, Inc. (a)	11,916	720,084
Brown & Brown, Inc.	6,376	459,710
Capital One Financial Corp.	13,846	3,031,305
Cboe Global Markets, Inc.	2,280	604,337
Charles Schwab Corp.	36,395	3,782,168
Chubb Ltd.	7,974	2,468,431
Cincinnati Financial Corp.	3,400	547,026
Citigroup, Inc.	38,977	4,510,029
Citizens Financial Group, Inc.	9,350	588,863
CME Group, Inc.	7,825	2,261,894
Coinbase Global, Inc. - Class A (a)	4,958	965,521
Corpay, Inc. (a)	1,512	475,721
Erie Indemnity Co. - Class A	536	151,693
Everest Group Ltd.	887	293,845
FactSet Research Systems, Inc.	791	201,199
Fidelity National Information Services, Inc.	11,286	623,551
Fifth Third Bancorp (b)	14,380	722,164
Fiserv, Inc. (a)	11,709	746,215
Franklin Resources, Inc.	6,666	177,449
Global Payments, Inc.	5,140	368,744
Globe Life, Inc.	1,716	240,618
Goldman Sachs Group, Inc.	6,509	6,088,584
Hartford Insurance Group, Inc.	6,060	818,464
Huntington Bancshares, Inc. (b)	34,252	598,725
Interactive Brokers Group, Inc. - Class A	9,685	725,213
Intercontinental Exchange, Inc.	12,426	2,159,390
Invesco Ltd.	9,680	264,167
Jack Henry & Associates, Inc.	1,563	280,105
JPMorgan Chase & Co.	59,310	18,142,336
KeyCorp.	20,214	435,005
KKR & Co., Inc.	14,949	1,708,073
Loews Corp.	3,684	388,920
M&T Bank Corp.	3,316	734,726
Marsh & McLennan Cos., Inc.	10,661	2,006,294
Mastercard, Inc. - Class A	17,841	9,612,552
MetLife, Inc.	12,038	949,557
Moody's Corp.	3,310	1,706,504
Morgan Stanley	26,313	4,810,016
MSCI, Inc.	1,622	988,155
Nasdaq, Inc.	9,806	950,103
Northern Trust Corp.	4,099	612,514
PayPal Holdings, Inc.	20,389	1,074,296
PNC Financial Services Group, Inc.	8,527	1,904,079
Principal Financial Group, Inc.	4,327	409,853
Progressive Corp.	12,769	2,655,952
Prudential Financial, Inc.	7,601	844,547
Raymond James Financial, Inc. (b)	3,828	634,912
Regions Financial Corp. (b)	19,078	543,723
Robinhood Markets, Inc. - Class A (a)	17,132	1,704,291
S&P Global, Inc.	6,757	3,566,277
State Street Corp.	6,074	794,844
Synchrony Financial	7,816	567,676
T Rowe Price Group, Inc. (b)	4,749	501,874
Travelers Cos., Inc.	4,851	1,380,158
Truist Financial Corp.	27,856	1,432,356
US Bancorp	33,877	1,900,838
Visa, Inc. - Class A	36,760	11,830,471
W R Berkley Corp.	6,515	446,799
Wells Fargo & Co.	68,393	6,188,883
Willis Towers Watson PLC	2,057	653,036
		165,919,645

Health Care - 8.4%
Abbott Laboratories	37,877	4,139,956
AbbVie, Inc.	38,514	8,589,007
Agilent Technologies, Inc.	6,162	824,784
Align Technology, Inc. (a)	1,444	235,415
Amgen, Inc.	11,722	4,007,517
Baxter International, Inc.	11,171	224,202
Becton Dickinson & Co. (b)	6,228	1,267,274
Biogen, Inc. (a)	3,168	569,892
Bio-Techne Corp.	3,396	217,650
Boston Scientific Corp. (a)	32,287	3,019,803
Bristol-Myers Squibb Co.	44,357	2,441,853
Cardinal Health, Inc.	5,158	1,108,351
Cencora, Inc.	4,199	1,508,365
Centene Corp. (a)	10,176	440,824
Charles River Laboratories International, Inc. (a)	1,039	218,689
Cigna Group	5,816	1,594,224
Cooper Cos., Inc. (a)	4,304	350,260
CVS Health Corp.	27,648	2,060,329
Danaher Corp.	13,696	2,997,918
DaVita, Inc. (a)(b)	745	81,458
DexCom, Inc. (a)	8,482	619,525
Edwards Lifesciences Corp. (a)	12,640	1,028,390
Elevance Health, Inc.	4,833	1,670,961
Eli Lilly & Co.	17,296	17,938,546
GE HealthCare Technologies, Inc.	9,900	781,803
Gilead Sciences, Inc.	27,041	3,838,470
HCA Healthcare, Inc.	3,478	1,698,203
Henry Schein, Inc. (a)	2,148	162,131
Hologic, Inc. (a)	4,840	362,661
Humana, Inc.	2,610	509,472
IDEXX Laboratories, Inc. (a)	1,721	1,153,862
Incyte Corp. (a)	3,588	359,051
Insulet Corp. (a)	1,521	389,087
Intuitive Surgical, Inc. (a)	7,696	3,880,477
IQVIA Holdings, Inc. (a)	3,701	851,785
Johnson & Johnson	52,491	11,928,580
Labcorp Holdings, Inc.	1,786	484,935
McKesson Corp.	2,677	2,225,149
Medtronic PLC	27,927	2,875,364
Merck & Co., Inc.	54,096	5,965,166
Mettler-Toledo International, Inc. (a)	431	591,866
Moderna, Inc. (a)	7,553	332,861
Molina Healthcare, Inc. (a)	1,085	194,855
Pfizer, Inc.	123,923	3,276,524
Quest Diagnostics, Inc.	2,419	452,426
Regeneron Pharmaceuticals, Inc.	2,163	1,603,756
ResMed, Inc.	3,153	814,451
Revvity, Inc.	2,464	268,083
Solventum Corp. (a)(b)	3,184	245,073
STERIS PLC	2,108	553,561
Stryker Corp.	7,479	2,763,939
Thermo Fisher Scientific, Inc.	8,179	4,732,451
UnitedHealth Group, Inc.	19,725	5,659,694
Universal Health Services, Inc. - Class B	1,201	241,713
Vertex Pharmaceuticals, Inc. (a)	5,498	2,583,510
Viatris, Inc.	25,094	328,481
Waters Corp. (a)	1,292	478,970
West Pharmaceutical Services, Inc.	1,554	359,161
Zimmer Biomet Holdings, Inc. (b)	4,290	373,530
Zoetis, Inc.	9,587	1,196,649
		121,672,943

Industrials - 7.6%
3M Co.	11,569	1,771,908
A O Smith Corp. (b)	2,464	181,079
Allegion PLC	1,852	306,302
AMETEK, Inc.	5,002	1,120,348
Automatic Data Processing, Inc.	8,786	2,168,560
Axon Enterprise, Inc. (a)	1,701	822,570
Boeing Co. (a)	17,062	3,987,731
Broadridge Financial Solutions, Inc.	2,535	499,674
Builders FirstSource, Inc. (a)	2,405	275,132
Carrier Global Corp.	17,244	1,027,398
Caterpillar, Inc.	10,198	6,703,757
CH Robinson Worldwide, Inc.	2,565	500,047
Cintas Corp.	7,424	1,420,879
Comfort Systems USA, Inc.	743	848,580
Copart, Inc. (a)	19,399	787,211
CSX Corp.	40,585	1,532,490
Cummins, Inc.	2,985	1,727,778
Dayforce, Inc. (a)	3,485	241,406
Deere & Co. (b)	5,449	2,877,072
Delta Air Lines, Inc.	14,118	930,235
Dover Corp.	2,966	597,619
Eaton Corp. PLC	8,447	2,968,445
EMCOR Group, Inc.	945	681,090
Emerson Electric Co.	12,214	1,794,969
Equifax, Inc. (b)	2,655	534,717
Expeditors International of Washington, Inc.	2,900	465,566
Fastenal Co.	25,015	1,084,650
FedEx Corp.	4,724	1,522,309
Fortive Corp.	6,917	365,287
GE Vernova, Inc.	5,905	4,289,215
Generac Holdings, Inc. (a)	1,274	214,083
General Dynamics Corp.	5,494	1,928,888
General Electric Co.	22,976	7,048,807
Honeywell International, Inc.	13,828	3,146,147
Howmet Aerospace, Inc.	8,736	1,817,787
Hubbell, Inc. (b)	1,157	564,547
Huntington Ingalls Industries, Inc.	829	348,603
IDEX Corp.	1,616	320,857
Illinois Tool Works, Inc.	5,750	1,502,245
Ingersoll Rand, Inc.	7,803	671,760
Jacobs Solutions, Inc.	2,594	350,864
JB Hunt Trasport Services, Inc.	1,624	329,217
Johnson Controls International PLC	13,291	1,585,085
L3Harris Technologies, Inc.	4,055	1,390,257
Leidos Holdings, Inc.	2,770	521,536
Lennox International, Inc. (b)	674	333,684
Lockheed Martin Corp.	4,405	2,793,739
Masco Corp. (b)	4,526	299,123
Nordson Corp.	1,162	319,004
Norfolk Southern Corp.	4,879	1,420,960
Northrop Grumman Corp.	2,903	2,009,631
Old Dominion Freight Line, Inc.	3,991	691,241
Otis Worldwide Corp.	8,475	723,934
PACCAR, Inc.	11,441	1,406,213
Parker-Hannifin Corp.	2,735	2,559,522
Paychex, Inc.	7,050	727,066
Paycom Software, Inc.	1,032	139,062
Pentair PLC	3,561	375,223
Quanta Services, Inc. (b)	3,219	1,527,834
Republic Services, Inc.	4,354	936,502
Rockwell Automation, Inc.	2,441	1,029,248
Rollins, Inc.	6,373	403,666
RTX Corp.	29,190	5,865,147
Snap-On, Inc.	1,133	414,803
Southwest Airlines Co.	11,271	535,598
Stanley Black & Decker, Inc. (b)	3,341	262,803
Textron, Inc.	3,827	337,006
Trane Technologies PLC	4,823	2,028,457
TransDigm Group, Inc.	1,224	1,747,309
Uber Technologies, Inc. (a)	45,280	3,624,664
Union Pacific Corp.	12,912	3,035,611
United Airlines Holdings, Inc. (a)	7,047	721,049
United Parcel Service, Inc. - Class B	16,096	1,709,717
United Rentals, Inc.	1,379	1,078,461
Veralto Corp.	5,384	532,908
Verisk Analytics, Inc.	3,013	655,207
W.W. Grainger, Inc. (b)	924	997,865
Waste Management, Inc.	8,072	1,793,921
Westinghouse Air Brake Technologies Corp.	3,715	854,970
Xylem, Inc.	5,282	728,229
		110,394,084

Information Technology - 29.8% (c)
Accenture PLC - Class A	13,516	3,563,358
Adobe, Inc. (a)	9,120	2,674,440
Advanced Micro Devices, Inc. (a)	35,467	8,396,103
Akamai Technologies, Inc. (a)	3,108	301,942
Amphenol Corp. - Class A	26,655	3,840,452
Analog Devices, Inc.	10,704	3,327,660
Apple, Inc.	322,063	83,568,907
Applied Materials, Inc.	17,349	5,591,930
AppLovin Corp. - Class A (a)	5,891	2,787,091
Arista Networks, Inc. (a)	22,472	3,185,181
Autodesk, Inc. (a)	4,638	1,172,811
Broadcom, Inc.	102,914	34,095,408
Cadence Design System, Inc. (a)	5,923	1,755,340
CDW Corp.	2,819	356,293
Cisco Systems, Inc.	85,882	6,726,278
Cognizant Technology Solutions Corp. - Class A	10,508	862,286
Corning, Inc.	17,002	1,755,457
Crowdstrike Holdings, Inc. - Class A (a)	5,440	2,401,243
Datadog, Inc. - Class A (a)	7,083	915,974
Dell Technologies, Inc. - Class C	6,540	748,438
EPAM Systems, Inc. (a)(b)	1,202	250,737
F5, Inc. (a)	1,253	345,339
Fair Isaac Corp. (a)	501	733,048
First Solar, Inc. (a)	2,336	526,815
Fortinet, Inc. (a)	13,769	1,118,869
Gartner, Inc. (a)	1,557	326,363
Gen Digital, Inc.	12,202	292,726
GoDaddy, Inc. - Class A (a)	2,924	293,920
Hewlett Packard Enterprise Co.	28,740	618,485
HP, Inc.	20,369	395,973
Intel Corp. (a)	97,701	4,540,165
International Business Machines Corp.	20,370	6,247,479
Intuit, Inc.	6,063	3,024,952
Jabil, Inc.	2,326	551,704
Keysight Technologies, Inc. (a)	3,734	807,776
KLA Corp.	2,845	4,062,489
Lam Research Corp.	27,365	6,388,633
Microchip Technology, Inc.	11,763	893,047
Micron Technology, Inc.	24,440	10,139,667
Microsoft Corp.	161,965	69,691,920
Monolithic Power Systems, Inc.	1,012	1,137,640
Motorola Solutions, Inc.	3,622	1,458,000
NetApp, Inc.	4,321	416,328
NVIDIA Corp.	529,628	101,227,800
NXP Semiconductors NV	5,455	1,233,594
ON Semiconductor Corp. (a)	8,743	523,618
Oracle Corp.	36,641	6,030,376
Palantir Technologies, Inc. - Class A (a)	49,782	7,297,543
Palo Alto Networks, Inc. (a)	14,900	2,636,853
PTC, Inc. (a)	2,600	405,938
Qnity Electronics, Inc.	4,563	438,869
QUALCOMM, Inc.	23,318	3,534,776
Roper Technologies, Inc.	2,343	869,792
salesforce.com, Inc.	20,735	4,401,833
Sandisk Corp. (a)	3,010	1,734,513
Seagate Technology Holdings PLC	4,741	1,932,858
ServiceNow, Inc. (a)	22,608	2,645,362
Skyworks Solutions, Inc.	3,210	178,990
Super Micro Computer, Inc. (a)(b)	10,905	317,445
Synopsys, Inc. (a)	4,028	1,873,483
TE Connectivity PLC	6,388	1,423,119
Teledyne Technologies, Inc. (a)	992	615,338
Teradyne, Inc.	3,412	822,463
Texas Instruments, Inc. (b)	19,784	4,264,441
Trimble, Inc. (a)	5,165	349,154
Tyler Technologies, Inc. (a)	909	335,785
VeriSign, Inc.	1,797	438,881
Western Digital Corp.	7,430	1,859,209
Workday, Inc. - Class A (a)	4,723	829,500
Zebra Technologies Corp. - Class A (a)	1,070	251,429
		430,761,629

Materials - 1.8%
Air Products & Chemicals, Inc.	4,840	1,318,900
Albemarle Corp.	2,556	436,130
Amcor PLC (b)	10,057	445,031
Avery Dennison Corp.	1,667	309,245
Ball Corp. (b)	5,834	331,780
CF Industries Holdings, Inc.	3,399	316,889
Corteva, Inc.	14,725	1,071,980
CRH PLC	14,575	1,784,126
Dow, Inc.	15,465	426,061
DuPont de Nemours, Inc.	9,128	400,902
Ecolab, Inc.	5,523	1,557,431
Freeport-McMoRan, Inc.	31,270	1,883,392
International Flavors & Fragrances, Inc.	5,548	387,306
International Paper Co.	11,501	463,720
Linde PLC	10,176	4,650,127
LyondellBasell Industries NV - Class A	5,578	273,322
Martin Marietta Materials, Inc.	1,309	853,402
Mosaic Co.	6,913	190,107
Newmont Goldcorp Corp.	23,781	2,671,795
Nucor Corp. (b)	4,973	883,802
Packaging Corp. of America	1,922	427,741
PPG Industries, Inc.	4,879	564,159
Sherwin-Williams Co.	5,009	1,776,392
Smurfit WestRock PLC	11,378	473,666
Steel Dynamics, Inc.	2,969	533,143
Vulcan Materials Co.	2,860	859,544
		25,290,093

Real Estate - 0.1%
CBRE Group, Inc. - Class A (a)	6,366	1,084,321
CoStar Group, Inc. (a)	9,230	567,645
		1,651,966

Utilities - 2.0%
AES Corp.	15,494	226,987
Alliant Energy Corp. (b)	5,569	367,053
Ameren Corp.	5,887	608,009
American Electric Power Co., Inc.	11,654	1,395,858
American Water Works Co., Inc.	4,226	545,703
Atmos Energy Corp.	3,495	581,358
CenterPoint Energy, Inc.	14,208	563,915
CMS Energy Corp.	6,602	471,977
Consolidated Edison, Inc.	7,832	835,126
Constellation Energy Corp.	6,805	1,910,027
Dominion Energy, Inc.	18,593	1,118,741
DTE Energy Co.	4,526	608,204
Duke Energy Corp.	16,948	2,056,640
Edison International	8,371	521,346
Entergy Corp.	9,711	931,188
Evergy, Inc.	5,002	383,803
Eversource Energy	8,168	564,654
Exelon Corp.	22,001	985,205
FirstEnergy Corp.	11,329	536,315
NextEra Energy, Inc.	45,381	3,988,990
NiSource, Inc.	10,393	460,306
NRG Energy, Inc.	4,152	633,720
PG&E Corp.	47,886	738,402
Pinnacle West Capital Corp.	2,598	243,069
PPL Corp.	16,112	584,060
Public Service Enterprise Group, Inc.	10,856	894,100
Sempra	14,204	1,235,890
Southern Co. (b)	23,989	2,142,457
Vistra Corp.	6,936	1,098,316
WEC Energy Group, Inc. (b)	7,080	783,544
Xcel Energy, Inc.	12,877	979,425
		28,994,388
TOTAL COMMON STOCKS (Cost $1,058,507,155)		1,266,829,651

U.S. TREASURY SECURITIES - 9.9%	Par	Value
United States Treasury Note/Bond
4.63%, 02/28/2026	12,000,000	12,007,026
4.63%, 03/15/2026	12,000,000	12,010,595
4.88%, 05/31/2026	13,000,000	13,047,239
4.63%, 06/30/2026	12,000,000	12,047,156
3.50%, 09/30/2026	12,000,000	11,992,523
4.25%, 12/31/2026	11,500,000	11,570,055
2.50%, 03/31/2027	9,500,000	9,388,672
3.25%, 06/30/2027	9,500,000	9,465,859
4.13%, 09/30/2027	9,500,000	9,591,289
3.88%, 12/31/2027	9,000,000	9,058,008
3.63%, 03/31/2028	8,000,000	8,014,688
4.00%, 06/30/2028	8,000,000	8,082,812
4.63%, 09/30/2028	8,000,000	8,211,250
3.75%, 12/31/2028	8,000,000	8,034,062
TOTAL U.S. TREASURY SECURITIES (Cost $142,161,402)		142,521,234

REAL ESTATE INVESTMENT TRUSTS - 1.5%	Shares	Value
Real Estate - 1.5%
Alexandria Real Estate Equities, Inc.	3,390	185,230
American Tower Corp.	10,202	1,829,015
AvalonBay Communities, Inc.	3,057	543,137
BXP, Inc.	3,182	205,780
Camden Property Trust	2,317	252,669
Crown Castle, Inc.	9,477	822,698
Digital Realty Trust, Inc.	7,029	1,166,463
Equinix, Inc.	2,109	1,731,341
Equity Residential	7,522	468,771
Essex Property Trust, Inc.	1,395	351,359
Extra Space Storage, Inc.	4,622	637,697
Federal Realty Investment Trust	1,693	171,264
Healthpeak Properties, Inc.	15,131	260,858
Host Hotels & Resorts, Inc.	13,926	258,049
Invitation Homes, Inc.	12,260	327,710
Iron Mountain, Inc.	6,417	591,198
Kimco Realty Corp.	14,756	311,056
Mid-America Apartment Communities, Inc.	2,543	341,525
Prologis, Inc.	20,211	2,638,748
Public Storage	3,440	950,094
Realty Income Corp.	20,022	1,224,546
Regency Centers Corp.	3,581	260,947
SBA Communications Corp.	2,320	427,135
Simon Property Group, Inc.	7,104	1,359,066
UDR, Inc.	6,526	242,441
Ventas, Inc.	10,235	794,952
VICI Properties, Inc.	23,272	653,478
Welltower, Inc.	14,949	2,815,794
Weyerhaeuser Co.	15,678	404,179
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $22,070,787)		22,227,200

SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 2.4%	Units	Value
Mount Vernon Liquid Assets Portfolio, LLC, 3.77% (d)	35,202,857	35,202,857
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $35,202,857)		35,202,857

TOTAL INVESTMENTS - 101.4% (Cost $1,257,942,201)		1,466,780,942
Liabilities in Excess of Other Assets - (1.4)%		(19,654,567)
TOTAL NET ASSETS - 100.0%		$1,447,126,375

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

LLC - Limited Liability Company
PLC - Public Limited Company

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of January 31, 2026. The fair value of these securities was $34,136,678.
(c)
To the extent that the Fund invests more heavily in a particular industries or sectors of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(d)	The rate shown represents the 7-day annualized yield as of January 31, 2026.

Pacer Metaurus US Large Cap Dividend Multiplier 400 ETF
Schedule of Futures Contracts
January 31, 2026 (Unaudited)

Description	Contracts Purchased	Expiration Date	Notional Value	Value / Unrealized Appreciation (Depreciation)
S&P 500 Annual Dividend Index	2,603	12/18/2026	$53,263,888	$3,221,450
S&P 500 Annual Dividend Index	2,603	12/17/2027	53,394,038	2,614,730
S&P 500 Annual Dividend Index	2,603	12/15/2028	53,263,887	571,064
Net Unrealized Appreciation (Depreciation)		$ –	$–	$6,407,244

Summary of Fair Value Disclosure as of January 31, 2026 (Unaudited)

Pacer Metaurus US Large Cap Dividend Multiplier 400 ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of January 31, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$1,266,829,651	$–	$–	$1,266,829,651
U.S. Treasury Securities	–	142,521,234	–	142,521,234
Real Estate Investment Trusts	22,227,200	–	–	22,227,200
Investments Purchased with Proceeds from Securities Lending(a)	–	–	–	35,202,857
Total Investments	$1,289,056,851	$142,521,234	$–	$1,466,780,942

Other Financial Instruments:
Futures Contracts*	$6,407,244	$–	$–	$6,407,244
Total Other Financial Instruments	$6,407,244	$–	$–	$6,407,244

* The fair value of the Fund's investment represents the unrealized appreciation (depreciation) as of January 31, 2026.

Refer to the Schedule of Investments for further disaggregation of investment categories.

(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount of $35,202,857 presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.